Cover	Jun. 29, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 29, 2023
Entity File Number	001-40021
Entity Registrant Name	PRIVETERRA ACQUISITION CORP.
Entity Central Index Key	0001837607
Entity Tax Identification Number	85-3940478
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 SE 2nd Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	754
Local Phone Number	220-9229
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	PMGMU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	PMGM
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	PMGMW
Security Exchange Name	NASDAQ